RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related party and affiliated company payables
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 29,597	$ 35,370
SFL
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	7,631	7,380
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	1,993	1,153
Golden Ocean
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	0	1,283
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	515	686
TFG Marine
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	19,449	24,390
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	9	5
Avance Gas
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 0	$ 473